UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/11

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	224 Ponte Vedra Park Drive
		Suite 200
		Ponte Vedra Beach, FL  32082
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Ponte Vedra Beach, FL    09 August 2011
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		144

Form 13F Information Table Value Total:	              $362,077   (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      470 36884.000SH       Sole                36884.000
AT&T Corp.                     COM              00206r102     2467 78543.000SH       Sole                78543.000
Abbott Laboratories            COM              002824100     1295 24610.000SH       Sole                24610.000
Access Plans Inc.              COM              00434j104       48 21000.000SH       Sole                21000.000
Allergan, Inc.                 COM              018490102      233 2800.000 SH       Sole                 2800.000
Allstate Corp.                 COM              020002101      275 9002.000 SH       Sole                 9002.000
Altria Group, Inc.             COM              718154107      893 33799.000SH       Sole                33799.000
AmeriGas Partners LP           COM              030975106     1200 26650.000SH       Sole                26650.000
American Electric Power        COM              025537101      373 9910.000 SH       Sole                 9910.000
American Express               COM              025816109      778 15056.074SH       Sole                15056.074
American Natl Ins Co.          COM              028591105     5815 75028.000SH       Sole                75028.000
Anadarko Petroleum Corp.       COM              032511107      210 2742.000 SH       Sole                 2742.000
Apache Corp                    COM              037411105     1038 8414.000 SH       Sole                 8414.000
Apollo Investment Corp         COM              03761U106      172 16800.000SH       Sole                16800.000
Apple Computer                 COM              037833100     1159 3454.000 SH       Sole                 3454.000
BB&T Corporation               COM              054937107     2252 83893.000SH       Sole                83893.000
Bank of America                COM              060505104      993 90577.833SH       Sole                90577.833
Barrick Gold Corp              COM              067901108    11010 243105.000SH      Sole               243105.000
Baxter Intl. Inc.              COM              071813109      279 4670.000 SH       Sole                 4670.000
Baytex Energy Trust            COM              071813109      272 5000.000 SH       Sole                 5000.000
Becton Dickinson & Company     COM              075887109      491 5700.000 SH       Sole                 5700.000
Berkshire Hathaway Class B     COM              084670702    13047 168583.000SH      Sole               168583.000
BlackRock Ecosolutions Investm COM              092546100      374 35500.000SH       Sole                35500.000
Blue Gem Enterprise            COM              09548T106        6 243851.000SH      Sole               243851.000
Boeing                         COM              097023105      789 10675.000SH       Sole                10675.000
Bristol Myers Squibb           COM              110122108     6352 219353.000SH      Sole               219353.000
C.R. Bard Inc                  COM              067383109      247 2250.000 SH       Sole                 2250.000
CIGNA Corporation              COM              125509109      257 5000.000 SH       Sole                 5000.000
Canadian National Railway Co   COM              136375102      547 6850.000 SH       Sole                 6850.000
Cardero Resource Corp          COM              14140U105      263 207100.000SH      Sole               207100.000
Caterpillar Inc Del Com        COM              149123101    12742 119688.000SH      Sole               119688.000
Chevron Texaco                 COM              166764100     2422 23548.000SH       Sole                23548.000
Church & Dwight Co Inc         COM              171340102      223 5500.000 SH       Sole                 5500.000
Claymore/BNY BRIC              COM              18383M100      355 7775.000 SH       Sole                 7775.000
Coca Cola                      COM              191216100     5091 75657.058SH       Sole                75657.058
Colgate Palmolive              COM              194162103      877 10035.000SH       Sole                10035.000
Colonial Bancgroup  Inc.       COM              195493309        0 29586.000SH       Sole                29586.000
ConocoPhillips                 COM              20825C104    12808 170341.000SH      Sole               170341.000
Constellation Brands           COM              21036P108      520 25000.000SH       Sole                25000.000
Csx Corporation                COM              126408103      485 18504.000SH       Sole                18504.000
Deere & Company                COM              244199105     1426 17291.000SH       Sole                17291.000
Diageo PLC New ADR             COM              25243Q205      435 5318.000 SH       Sole                 5318.000
Duke Energy Corp.              COM              26441c105     6889 365853.000SH      Sole               365853.000
E I Dupont De Nemour           COM              263534109     1853 34286.813SH       Sole                34286.813
EMC Corporation                COM              268648102     2538 92134.000SH       Sole                92134.000
Emerson Electric               COM              291011104    13517 240303.000SH      Sole               240303.000
Express Scripts, Inc           COM              302182100     7892 146210.000SH      Sole               146210.000
Exxon Mobil Corp               COM              30231g102     9575 117655.179SH      Sole               117655.179
Flowers Foods, Inc.            COM              343496105      760 34471.000SH       Sole                34471.000
Freeport-McMoRan Copper & Gold COM              35671D857     4559 86176.000SH       Sole                86176.000
Genco Shipping                 COM              Y2685T107      317 42105.000SH       Sole                42105.000
General Dynamics               COM              369550108     6219 83460.000SH       Sole                83460.000
General Electric               COM              369604103     9225 489107.000SH      Sole               489107.000
General Mills                  COM              370334104     1299 34911.638SH       Sole                34911.638
General Signal Corp.           COM              367220100        2 10000.000SH       Sole                10000.000
Genuine Parts                  COM              372460105      237 4350.000 SH       Sole                 4350.000
H J Heinz                      COM              423074103     6155 115521.099SH      Sole               115521.099
HEICO Corp.                    COM              422806109     2030 37087.000SH       Sole                37087.000
Hawaiian Electric Ind.         COM              419870100     2214 92039.000SH       Sole                92039.000
Hewlett Packard                COM              428236103     2545 69922.376SH       Sole                69922.376
Home Depot                     COM              437076102     1303 35975.000SH       Sole                35975.000
Honeywell Inc.                 COM              438516106     1917 32170.000SH       Sole                32170.000
Hospital Corp Of America       COM              422915108      337 10216.000SH       Sole                10216.000
Illinois Tool Works, Inc.      COM              452308109     1056 18700.000SH       Sole                18700.000
InVivo Therapeutics Holdings C COM              46186M100       10 10000.000SH       Sole                10000.000
Intel Corporation              COM              458140100     3448 155598.103SH      Sole               155598.103
International Business Machine COM              459200101     7511 43783.307SH       Sole                43783.307
Ireland, Inc.                  COM              46267t206       13 25500.000SH       Sole                25500.000
J.P Morgan Chase & Co.         COM              46625H100     1151 28125.000SH       Sole                28125.000
Johnson & Johnson              COM              478160104    16305 245117.000SH      Sole               245117.000
Johnson Controls               COM              478366107     5354 128520.000SH      Sole               128520.000
Kinder Morgan Energy Partners  COM              494550106     2325 32025.000SH       Sole                32025.000
Kraft Foods, Inc.              COM              50075n104     2530 71814.000SH       Sole                71814.000
Lowe's Companies, Inc.         COM              548661107      292 12532.000SH       Sole                12532.000
McDonald's Corp.               COM              580135101    10578 125446.458SH      Sole               125446.458
Medgenics, Inc.                COM              58436Q203       41 10000.000SH       Sole                10000.000
Medtronic Inc.                 COM              585055106      392 10165.000SH       Sole                10165.000
Merck & Co. Inc.               COM              589331107      828 23454.000SH       Sole                23454.000
Microsoft Corporation          COM              594918104     3662 140853.584SH      Sole               140853.584
Minnesota Mining Mfg           COM              88579y101     7310 77068.000SH       Sole                77068.000
Monsanto Company               COM              61166W101     1270 17512.000SH       Sole                17512.000
National Retail Properties, In COM              202218103      256 10450.000SH       Sole                10450.000
Nike Inc Cl B                  COM              654106103     1644 18275.000SH       Sole                18275.000
Nordstrom, Inc.                COM              655664100     1474 31400.000SH       Sole                31400.000
Norfolk Southern Corp.         COM              655844108      247 3300.000 SH       Sole                 3300.000
Nucor Corp Com                 COM              670346105      552 13400.000SH       Sole                13400.000
Occidental Petroleum           COM              674599105     1719 16522.000SH       Sole                16522.000
Oracle Corporation             COM              68389X105     2800 85086.000SH       Sole                85086.000
P P G Industries Inc.          COM              693506107      218 2400.000 SH       Sole                 2400.000
PROLOR Biotech, Inc.           COM              74344F106      227 45950.000SH       Sole                45950.000
Patriot Transportation Holding COM              70337B102     5501 245899.000SH      Sole               245899.000
Penn West Energy Trust         COM              707885109      376 16300.000SH       Sole                16300.000
Pepsico Inc.                   COM              713448108    11864 168454.745SH      Sole               168454.745
Pfizer                         COM              717081103     3311 160738.000SH      Sole               160738.000
Philip Morris International    COM              718172109     2701 40446.000SH       Sole                40446.000
Piedmont Natural Gas Co.       COM              720186105     2344 77450.000SH       Sole                77450.000
Pioneer Natural Resources      COM              723787107      416 4642.000 SH       Sole                 4642.000
Plum Creek Timber Co. Inc      COM              729251108      253 6232.000 SH       Sole                 6232.000
Potash Corp. of Saskatchewan,  COM              73755L107      842 14774.000SH       Sole                14774.000
Procter & Gamble               COM              742718109    11373 178909.000SH      Sole               178909.000
QEP Resources, Inc.            COM              74733V100      220 5270.000 SH       Sole                 5270.000
Qualcomm Inc.                  COM              747525103      216 3800.000 SH       Sole                 3800.000
Raytheon Company               COM              755111507      213 4270.000 SH       Sole                 4270.000
Regency Centers Corporation    COM              758939102      463 10520.000SH       Sole                10520.000
Regions Financial Corp.        COM              7591ep100      118 19040.000SH       Sole                19040.000
Royal Dutch Petroleum          COM              780257804     1609 22623.000SH       Sole                22623.000
S&P 400 MidCap SPDRs           COM              78467Y107     6472 36474.000SH       Sole                36474.000
Schlumberger Limited           COM              806857108     2671 30920.000SH       Sole                30920.000
Southern Company               COM              842587107    10968 271630.000SH      Sole               271630.000
Spectra Energy Corp.           COM              847560109     4294 156646.000SH      Sole               156646.000
St Jude Medical Inc            COM              790849103      753 15800.000SH       Sole                15800.000
Stryker Corp Com               COM              863667101      627 10680.000SH       Sole                10680.000
Sysco Corporation              COM              871829107      589 18905.000SH       Sole                18905.000
Target Inc.                    COM              87612E106      503 10725.000SH       Sole                10725.000
Teva Pharmaceutical Industries COM              881624209      451 9348.000 SH       Sole                 9348.000
Thermoenergy Corp.             COM              883906406       11 49000.000SH       Sole                49000.000
Tidewater Inc.                 COM              886423102      608 11300.000SH       Sole                11300.000
Total Fina SA ADR              COM              89151E109      231 4000.000 SH       Sole                 4000.000
United Technologies Corp.      COM              913017109     2753 31106.000SH       Sole                31106.000
Vanguard Index Small-Cap Growt COM              922908595      464 5400.000 SH       Sole                 5400.000
Vanguard Index Small-Cap Value COM              922908611      908 12950.000SH       Sole                12950.000
Vanguard Mid-Cap VIPERs        COM              922908629      760 9450.000 SH       Sole                 9450.000
Verizon Communications         COM              92343V104     2234 60004.440SH       Sole                60004.440
Vodafone Corp.                 COM              92857w209     1803 67487.000SH       Sole                67487.000
Vulcan Materials Company       COM              929160109     4549 118066.000SH      Sole               118066.000
Wal-Mart Stores                COM              931142103     1148 21603.000SH       Sole                21603.000
Walgreen Co                    COM              931422109      445 10485.000SH       Sole                10485.000
Walt Disney                    COM              254687106     1658 42457.000SH       Sole                42457.000
Wealth Minerals LTD F          COM              946885100       57 102000.000SH      Sole               102000.000
WellPoint Inc.                 COM              94973V107     1182 15000.000SH       Sole                15000.000
Wells Fargo & Co.              COM              949746101     5462 194637.488SH      Sole               194637.488
Weyerhaeuser Co.               COM              962166104     4130 188949.000SH      Sole               188949.000
Yum! Brands, Inc.              COM              895953107      478 8651.520 SH       Sole                 8651.520
iShares MSCI Emerg Mkts Index  COM              464287234      785 16485.000SH       Sole                16485.000
iShares MSCI Emerg Mkts Index                   464287234      238 5000.000 SH       Sole                 5000.000
Alabama Power 5.20% Div Qualif PFD              010392595      389    15700 SH       Sole                    15700
Goldman Sachs Group 6.20% Div. PFD              38144x500     1608    64000 SH       Sole                    64000
Goldman Sachs Group Floating R PFD              38143Y665     4034   189300 SH       Sole                   189300
JP Morgan Pfd. 7.00%  2/15/32  PFD              46623d200      358    14000 SH       Sole                    14000
JPM Chase Capital XXVI  8.00%  PFD              48124g104      254     9600 SH       Sole                     9600
JPM Chase Series S 6.625%      PFD              48123a207     1028    40900 SH       Sole                    40900
Metlife Inc. Floating Rate     PFD              59156R504     8083   332208 SH       Sole                   332208
Wells Fargo Cap XII  7.875%    PFD              94985V202     1335    51400 SH       Sole                    51400
AGIC Convertible & Income Fund                  65370F101      346    33900 SH       Sole                    33900
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